RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Right-of-use Rou Assets And Lease Payable
SCHEDULE OF RIGHT OF USE ASSETS AND LIABILITIES

The Group recognized operating lease ROU assets and lease liabilities as follows:

	December 31, 2020	December 31, 2021
	SGD’000	SGD’000
Operating lease ROU asset	1,297	1,180

	December 31, 2020	December 31, 2021
	SGD’000	SGD’000
Operating lease liabilities
Current portion	110	158
Non-current portion	1,149	1,395
Total	1,259	1,553

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES	As of December 31, 2021, future minimum lease payments under the non-cancelable operating leases are as follows:
Future payment	SGD’000
2022	205
2023	206
2024	201
2025	185
2026	84
Thereafter	672
1,553

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION ABOUT THE COMPANY’S OPERATING LEASE

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2021:

Weighted average discount rate	4.67%
Weighted average remaining lease term (years)	15